SEGMENTED INFORMATION (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Revenues	$ 14,423	$ 15,549
Expenses:
Operating expenses	(10,594)	(14,436)
Exploration and evaluation	(9,032)	(15,238)
General and administrative	(7,609)	(7,811)
Impairment reversal (expense)	0	0
Total expenses	(27,235)	(37,485)
Segment income (loss)	(12,812)	(21,936)
Revenues - supplemental:
Uranium concentrate sales	852	0
Environmental services	8,205	8,974
Management fees	2,604	1,966
Toll milling services	0	0
Toll milling services - deferred revenue (note 11)	2,762	4,609
Revenues	14,423	15,549
Capital additions:
Property, plant and equipment	304	948
Long-lived assets:
Plant and equipment - Cost	106,978	105,493
Plant and equipment - Accumulated depreciation	(29,851)	(27,715)
Mineral properties	179,743	179,481
Property, plant and equipment	256,870	257,259
Mining
Disclosure of operating segments [line items]
Revenues	3,614	4,609
Expenses:
Operating expenses	(3,742)	(6,090)
Exploration and evaluation	(9,032)	(15,238)
General and administrative	(19)	(17)
Impairment reversal (expense)	0	0
Total expenses	(12,793)	(21,345)
Segment income (loss)	(9,179)	(16,736)
Revenues - supplemental:
Uranium concentrate sales	852	0
Environmental services	0	0
Management fees	0	0
Toll milling services	0	0
Toll milling services - deferred revenue (note 11)	2,762	4,609
Revenues	3,614	4,609
Capital additions:
Property, plant and equipment	289	637
Long-lived assets:
Plant and equipment - Cost	101,540	99,994
Plant and equipment - Accumulated depreciation	(26,241)	(24,349)
Mineral properties	179,743	179,481
Property, plant and equipment	255,042	255,126
Closed Mines Group
Disclosure of operating segments [line items]
Revenues	8,205	8,974
Expenses:
Operating expenses	(6,849)	(8,346)
Exploration and evaluation	0	0
General and administrative	0	0
Impairment reversal (expense)	0	0
Total expenses	(6,849)	(8,346)
Segment income (loss)	1,356	628
Revenues - supplemental:
Uranium concentrate sales	0	0
Environmental services	8,205	8,974
Management fees	0	0
Toll milling services	0	0
Toll milling services - deferred revenue (note 11)	0	0
Revenues	8,205	8,974
Capital additions:
Property, plant and equipment	15	273
Long-lived assets:
Plant and equipment - Cost	4,546	4,591
Plant and equipment - Accumulated depreciation	(3,194)	(3,062)
Mineral properties	0	0
Property, plant and equipment	1,352	1,529
Corporate and Other
Disclosure of operating segments [line items]
Revenues	2,604	1,966
Expenses:
Operating expenses	(3)	0
Exploration and evaluation	0	0
General and administrative	(7,590)	(7,794)
Impairment reversal (expense)	0	0
Total expenses	(7,593)	(7,794)
Segment income (loss)	(4,989)	(5,828)
Revenues - supplemental:
Uranium concentrate sales	0	0
Environmental services	0	0
Management fees	2,604	1,966
Toll milling services	0	0
Toll milling services - deferred revenue (note 11)	0	0
Revenues	2,604	1,966
Capital additions:
Property, plant and equipment	0	38
Long-lived assets:
Plant and equipment - Cost	892	908
Plant and equipment - Accumulated depreciation	(416)	(304)
Mineral properties	0	0
Property, plant and equipment	$ 476	$ 604